Consolidated Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss (income) attributable to noncontrolling interests	$ 12	$ (24)	$ (1)
Investment Management
Net loss (income) attributable to noncontrolling interests	$ 12	$ (33)	$ (10)